VA-1 Separate Account of UNUM Life Insurance Company of America

VA-1 Separate Account of UNUM Life Insurance Company of America
Statements of assets and liabilities
December 31, 2025

Subaccount	Investments ($)	Total Assets ($)	Net Assets ($)

BNY Mellon Stock Index Fund, Inc. - Initial Class	683,561	683,561	683,561
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	228,040	228,040	228,040
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	419,112	419,112	419,112
Fidelity® VIP Equity-Income Portfolio - Initial Class	749,216	749,216	749,216
Fidelity® VIP Government Money Market Portfolio - Initial Class	199	199	199
Fidelity® VIP Growth Portfolio - Initial Class	3,441,795	3,441,795	3,441,795
LVIP American Century Balanced Fund - Standard Class II	71,732	71,732	71,732
T. Rowe Price International Stock Portfolio	109,171	109,171	109,171
See accompanying notes

VA-1 Separate Account of UNUM Life Insurance Company of America
Statements of operations
Year Ended December 31, 2025

Subaccount	Dividends from Investment Income ($)	Mortality and Expense Guarantee Charges ($)	Net Investment Income (Loss) ($)	Net Realized Gain on Investments ($)	Dividends from Net Realized Gain on Investments ($)	Total Net Realized Gain on Investments ($)	Net Change in Unrealized Appreciation or Depreciation on Investments ($)	Net Increase in Net Assets Resulting from Operations ($)

BNY Mellon Stock Index Fund, Inc. - Initial Class	6,637	(7,776)	(1,139)	25,101	36,197	61,298	39,621	99,780
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	1,574	(2,799)	(1,225)	2,990	—	2,990	20,839	22,604
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	10,098	(4,746)	5,352	2,027	17,592	19,619	25,836	50,807
Fidelity® VIP Equity-Income Portfolio - Initial Class	12,720	(8,428)	4,292	9,195	39,214	48,409	62,736	115,437
Fidelity® VIP Government Money Market Portfolio - Initial Class	8	—	8	—	—	—	—	8
Fidelity® VIP Growth Portfolio - Initial Class	9,477	(39,440)	(29,963)	89,524	421,012	510,536	(52,299)	428,274
LVIP American Century Balanced Fund - Standard Class II	1,293	(1,118)	175	8,130	—	8,130	(5,127)	3,178
T. Rowe Price International Stock Portfolio	2,040	(1,238)	802	184	8,958	9,142	5,932	15,876
See accompanying notes

VA-1 Separate Account of UNUM Life Insurance Company of America
Statements of changes in net assets
Year Ended December 31, 2024

		Changes From Operations				Changes From Unit Transactions
Subaccount	Net Assets at January 1, 2024 ($)	Net investment income (loss) ($)	Net realized gain (loss) on investments ($)	Net change in unrealized appreciation or depreciation on investments ($)	Net Increase in Net Assets Resulting from Operations ($)	Net unit transactions ($)	Net Increase (Decrease) in Net Assets Resulting from Unit Transactions ($)	Total Increase (Decrease) in Net Assets ($)	Net Assets at December 31, 2024 ($)

BNY Mellon Stock Index Fund, Inc. - Initial Class	685,378	(414)	131,122	8,527	139,235	(190,030)	(190,030)	(50,795)	634,583
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	465,146	(1,379)	(2,816)	15,189	10,994	(239,176)	(239,176)	(228,182)	236,964
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	577,408	2,803	33,635	4,790	41,228	(244,228)	(244,228)	(203,000)	374,408
Fidelity® VIP Equity-Income Portfolio - Initial Class	728,816	2,623	70,059	26,337	99,019	(173,257)	(173,257)	(74,238)	654,578
Fidelity® VIP Government Money Market Portfolio - Initial Class	—	6	—	—	6	185	185	191	191
Fidelity® VIP Growth Portfolio - Initial Class	3,441,346	(43,306)	1,209,252	(253,752)	912,194	(1,159,082)	(1,159,082)	(246,888)	3,194,458
LVIP American Century Balanced Fund - Standard Class II	140,584	1,178	1,722	10,890	13,790	(16,481)	(16,481)	(2,691)	137,893
T. Rowe Price International Stock Portfolio	91,658	(240)	2,462	(366)	1,856	(113)	(113)	1,743	93,401
See accompanying notes

VA-1 Separate Account of UNUM Life Insurance Company of America
Statements of changes in net assets (continued)
Year Ended December 31, 2025

		Changes From Operations				Changes From Unit Transactions
Subaccount	Net Assets At January 1, 2025 ($)	Net investment income (loss) ($)	Net realized gain on investments ($)	Net change in unrealized appreciation or depreciation on investments ($)	Net Increase in Net Assets Resulting from Operations ($)	Net unit transactions ($)	Net Decrease in Net Assets Resulting from Unit Transactions ($)	Total Increase (Decrease) in Net Assets ($)	Net Assets at December 31, 2025 ($)

BNY Mellon Stock Index Fund, Inc. - Initial Class	634,583	(1,139)	61,298	39,621	99,780	(50,802)	(50,802)	48,978	683,561
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	236,964	(1,225)	2,990	20,839	22,604	(31,528)	(31,528)	(8,924)	228,040
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	374,408	5,352	19,619	25,836	50,807	(6,103)	(6,103)	44,704	419,112
Fidelity® VIP Equity-Income Portfolio - Initial Class	654,578	4,292	48,409	62,736	115,437	(20,799)	(20,799)	94,638	749,216
Fidelity® VIP Government Money Market Portfolio - Initial Class	191	8	—	—	8	—	—	8	199
Fidelity® VIP Growth Portfolio - Initial Class	3,194,458	(29,963)	510,536	(52,299)	428,274	(180,937)	(180,937)	247,337	3,441,795
LVIP American Century Balanced Fund - Standard Class II	137,893	175	8,130	(5,127)	3,178	(69,339)	(69,339)	(66,161)	71,732
T. Rowe Price International Stock Portfolio	93,401	802	9,142	5,932	15,876	(106)	(106)	15,770	109,171
See accompanying notes

VA-1 Separate Account of UNUM Life Insurance Company of America
Notes to financial statements
December 31, 2025
1. Accounting Policies and Variable Account Information
Organization: VA-1 Separate Account of UNUM Life Insurance Company of America (the Variable Account) is a segregated investment account of UNUM Life Insurance Company of America (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of the Company. The Variable Account was established in accordance with the laws of the State of Maine. Its registration statement became effective in 1989. The assets are held for the exclusive benefit of the Company variable annuity contract owners and may not be used to satisfy any obligations that may arise from any other business conducted by the Company. Any excess of assets over reserves and other contract liabilities may be transferred to the Company's General Account. Principal markets are hospitals and not-for-profit organizations located throughout the United States, with specific concentrations in the states of New York and California. The Variable Account only offers one product (Variable Annuity I) at one fee rate.
On October 1, 1996, the Company completed the sale of its group tax-sheltered annuity (TSA) business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (Lincoln New York), a wholly owned subsidiary of Lincoln Life. The contracts were initially reinsured on an indemnity and an assumption basis. Upon consent of the TSA contract holders and/or participants, the contracts are considered reinsured on an assumption basis, legally releasing the Company from future contractual obligation to the respective contract holders and/or participants. Assets attributable to such participants' contracts were then transferred to separate accounts of Lincoln Life and Lincoln New York. Assets attributable to contracts of participants with respect to which such consent was not obtained remained in the Variable Account. Lincoln Financial Advisors Corporation, a non-affiliate of the Company, and an affiliate of Lincoln Life, acted as distributor and principal underwriter of the Variable Account.
Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.
Certain amounts presented in the financial statement footnotes for prior year periods in this report have been reclassified to conform to the presentation adopted in the current year.
Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.
Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of eight available mutual funds (the Funds) of five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

BNY Mellon Stock Index Fund, Inc.:
BNY Mellon Stock Index Fund, Inc. - Initial Class

BNYM Mellon Variable Investment Fund:
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class

Fidelity® Variable Insurance Products:
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Government Money Market Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class

Lincoln Variable Insurance Products Trust*:
LVIP American Century Balanced Fund - Standard Class II

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio
* Denotes an affiliate of the Company
The Fidelity VIP Government Money Market Portfolio is used only for investments of initial contributions for which the Company has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Government Money Market Portfolio are allocated to purchase shares of one of the above Funds.
Each subaccount invests in shares of a single underlying Fund. The investment performance of the subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders’ investments in the Fund and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.
Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2025. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.
Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.
Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.
ASC 946-10-15, “Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions” provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity’s purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.
Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Government Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.
Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a “life insurance company” under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account’s Net Investment Income (Loss) and the Net Realized Gain (Loss) on Investments.
Segment Reporting: In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.
Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker ("CODM") manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable annuity contracts with assets owned by the Company to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments Corporation as the CODM as the Variable Account does not have employees and is not a separate legal entity. Lincoln Financial Investments Corporation is a wholly owned subsidiary of Lincoln Life.
The CODM uses Net Increase (Decrease) in Net Assets Resulting from Operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2025 and 2024.
Investment Fund Changes: During 2024, the Lincoln Variable Insurance Products Trust assumed the assets and liabilities of the American Century Variable Portfolios, Inc. The following fund was affected:

Predecessor Fund	Fund
American Century VP Balanced Fund - Class I	LVIP American Century Balanced Fund - Standard Class II
During 2025, the following fund changed its name:

Previous Fund Name	New Fund Name
Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class

VA-1 Separate Account of UNUM Life Insurance Company of America
Notes to financial statements (continued)
2. Mortality and Expense Guarantees and Other Transactions with Affiliates

The Company is the depositor for the Variable Account. Although the Company deducts for sales and administrative expenses under the contracts, the Company assumes an expense risk that these deductions may prove insufficient to cover the cost of those expenses.
In addition, the Company assumes a mortality risk under the contracts in that it agrees to make annuity payments regardless of how long a particular annuitant or their payee lives and how long all annuitants or other payees in a class live, if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. The Company also assumes a mortality risk in providing a death benefit under the contracts.
To compensate the Company for assuming these mortality and expense risks, an effective annual mortality and expense risk charge of 1.20% of each portfolio's average daily net assets is imposed on each portfolio within the Variable Account with the exception of Fidelity VIP Government Money Market Portfolio. The mortality and expense risk charges for each of the variable subaccounts are reported in the Statements of operations.
The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge.
Surrender and contract charges are included within Net unit transactions on the Statements of changes in net assets. There were no charges retained by the Company for 2025 or 2024.

VA-1 Separate Account of UNUM Life Insurance Company of America
Notes to financial statements (continued)
3. Financial Highlights
A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2025, follows:

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

BNY Mellon Stock Index Fund, Inc. - Initial Class	2025		1.20%	1.20%	232.72	232.72	2,937	683,561	16.13%	16.13%	1.02%
	2024		1.20%	1.20%	200.39	200.39	3,167	634,583	23.18%	23.18%	1.14%
	2023		1.20%	1.20%	162.69	162.69	4,213	685,378	24.43%	24.43%	1.34%
	2022		1.20%	1.20%	130.75	130.75	5,884	769,284	-19.29%	-19.29%	1.28%
	2021		1.20%	1.20%	162.01	162.01	8,290	1,343,019	26.88%	26.88%	1.11%

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	2025		1.20%	1.20%	61.97	61.97	3,680	228,040	9.66%	9.66%	0.67%
	2024		1.20%	1.20%	56.51	56.51	4,193	236,964	3.37%	3.37%	0.81%
	2023		1.20%	1.20%	54.67	54.67	8,508	465,146	7.98%	7.98%	0.34%
	2022		1.20%	1.20%	50.63	50.63	9,404	476,153	-17.62%	-17.62%	0.00%
	2021		1.20%	1.20%	61.46	61.46	10,931	671,799	15.07%	15.07%	0.12%

Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	2025		1.20%	1.20%	71.44	71.44	5,867	419,112	13.61%	13.61%	2.55%
	2024		1.20%	1.20%	62.88	62.88	5,954	374,408	7.20%	7.20%	1.72%
	2023		1.20%	1.20%	58.65	58.65	9,844	577,408	11.60%	11.60%	2.36%
	2022		1.20%	1.20%	52.56	52.56	10,657	560,120	-15.95%	-15.95%	2.04%
	2021		1.20%	1.20%	62.53	62.53	11,455	716,344	8.61%	8.61%	1.33%

Fidelity® VIP Equity-Income Portfolio - Initial Class	2025		1.20%	1.20%	111.22	111.22	6,736	749,216	17.60%	17.60%	1.81%
	2024		1.20%	1.20%	94.57	94.57	6,921	654,578	13.97%	13.97%	1.56%
	2023		1.20%	1.20%	82.98	82.98	8,783	728,816	9.33%	9.33%	1.87%
	2022		1.20%	1.20%	75.90	75.90	9,532	723,453	-6.09%	-6.09%	1.76%
	2021		1.20%	1.20%	80.82	80.82	13,315	1,076,171	23.40%	23.40%	1.79%

Fidelity® VIP Government Money Market Portfolio - Initial Class	2025		0.00%	0.00%	21.95	21.95	9	199	4.13%	4.13%	4.05%
	2024	4/17/2024	0.00%	0.00%	21.08	21.08	9	191	3.50%	3.50%	3.45%

Fidelity® VIP Growth Portfolio - Initial Class	2025		1.20%	1.20%	307.86	307.86	11,180	3,441,795	13.53%	13.53%	0.29%
	2024		1.20%	1.20%	271.17	271.17	11,780	3,194,458	28.84%	28.84%	0.00%
	2023		1.20%	1.20%	210.48	210.48	16,350	3,441,346	34.61%	34.61%	0.13%
	2022		1.20%	1.20%	156.36	156.36	17,557	2,745,179	-25.36%	-25.36%	0.64%
	2021		1.20%	1.20%	209.48	209.48	20,902	4,378,595	21.75%	21.75%	0.00%

LVIP American Century Balanced Fund - Standard Class II	2025		1.20%	1.20%	74.74	74.74	960	71,732	8.31%	8.31%	1.39%
	2024		1.20%	1.20%	69.00	69.00	1,998	137,893	10.73%	10.73%	2.04%
	2023		1.20%	1.20%	62.32	62.32	2,256	140,584	15.02%	15.02%	1.94%
	2022		1.20%	1.20%	54.18	54.18	2,767	149,924	-18.25%	-18.25%	1.12%
	2021		1.20%	1.20%	66.28	66.28	5,229	346,589	14.39%	14.39%	0.72%

T. Rowe Price International Stock Portfolio	2025		1.20%	1.20%	34.24	34.24	3,189	109,171	17.00%	17.00%	1.98%
	2024		1.20%	1.20%	29.26	29.26	3,192	93,401	2.02%	2.02%	0.95%
	2023		1.20%	1.20%	28.68	28.68	3,196	91,658	14.85%	14.85%	1.00%
	2022		1.20%	1.20%	24.97	24.97	3,232	80,710	-16.82%	-16.82%	0.71%
	2021		1.20%	1.20%	30.02	30.02	4,714	141,526	0.11%	0.11%	0.58%
(1)    Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.
(2)    These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3)    As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(4)    These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(5)    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.
Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

VA-1 Separate Account of UNUM Life Insurance Company of America
Notes to financial statements (continued)
4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2025:

Subaccount	Aggregate Cost of Purchases ($)	Aggregate Proceeds from Sales ($)

BNY Mellon Stock Index Fund, Inc. - Initial Class	42,612	58,356
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	7,467	40,220
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	31,006	14,165
Fidelity® VIP Equity-Income Portfolio - Initial Class	69,063	46,356
Fidelity® VIP Government Money Market Portfolio - Initial Class	8	—
Fidelity® VIP Growth Portfolio - Initial Class	518,400	308,288
LVIP American Century Balanced Fund - Standard Class II	1,288	70,452
T. Rowe Price International Stock Portfolio	10,994	1,340

VA-1 Separate Account of UNUM Life Insurance Company of America
Notes to financial statements (continued)
5. Investments
The following is a summary of investments owned at December 31, 2025:

Subaccount	Shares Owned	Net Asset Value ($)	Fair Value of Shares ($)	Cost of Shares ($)

BNY Mellon Stock Index Fund, Inc. - Initial Class	7,843	87.15	683,561	377,909
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	4,751	48.00	228,040	204,169
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	23,786	17.62	419,112	355,821
Fidelity® VIP Equity-Income Portfolio - Initial Class	25,458	29.43	749,216	605,587
Fidelity® VIP Government Money Market Portfolio - Initial Class	199	1.00	199	199
Fidelity® VIP Growth Portfolio - Initial Class	35,221	97.72	3,441,795	2,660,013
LVIP American Century Balanced Fund - Standard Class II	7,931	9.05	71,732	57,582
T. Rowe Price International Stock Portfolio	6,866	15.90	109,171	99,346

VA-1 Separate Account of UNUM Life Insurance Company of America
Notes to financial statements (continued)
6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2025, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Decrease

BNY Mellon Stock Index Fund, Inc. - Initial Class	—	(230)	(230)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	108	(621)	(513)
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	48	(135)	(87)
Fidelity® VIP Equity-Income Portfolio - Initial Class	186	(371)	(185)
Fidelity® VIP Growth Portfolio - Initial Class	345	(945)	(600)
LVIP American Century Balanced Fund - Standard Class II	—	(1,038)	(1,038)
T. Rowe Price International Stock Portfolio	—	(3)	(3)

VA-1 Separate Account of UNUM Life Insurance Company of America
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)
The change in units outstanding for the year ended December 31, 2024, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)

BNY Mellon Stock Index Fund, Inc. - Initial Class	194	(1,240)	(1,046)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	49	(4,364)	(4,315)
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	—	(3,890)	(3,890)
Fidelity® VIP Equity-Income Portfolio - Initial Class	4	(1,866)	(1,862)
Fidelity® VIP Government Money Market Portfolio - Initial Class	9	—	9
Fidelity® VIP Growth Portfolio - Initial Class	277	(4,847)	(4,570)
LVIP American Century Balanced Fund - Standard Class II	23	(281)	(258)
T. Rowe Price International Stock Portfolio	—	(4)	(4)
7. Subsequent Events
Management evaluated subsequent events through April 30, 2026, the date at which the Variable Account’s financial statements were available to be issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of UNUM Life Insurance Company of America and Contract Owners of VA-1 Separate Account of UNUM Life Insurance Company of America

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise VA-1 Separate Account of UNUM Life Insurance Company of America (“Variable Account”), as of December 31, 2025, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Variable Account’s Auditor since at least 2009, but we are unable to determine the specific year.
Chattanooga, Tennessee
April 30, 2026

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
BNY Mellon Stock Index Fund, Inc. - Initial Class	As of December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	As of December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	As of December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Government Money Market Portfolio - Initial Class	As of December 31, 2025	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from April 17, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Balanced Fund - Standard Class II	As of December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price International Stock Portfolio	As of December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025